Organization and Business Description	12 Months Ended
Dec. 31, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Huachen AI Parking Management Technology Holding Co., Ltd (“Huachen” or the “Company”) is a company that was established under the laws of Cayman Islands as a holding company on September 30, 2021. Our main business operations are conducted through our subsidiaries in the People’s Republic of China. We are a technology company related to design, manufacture, sales, installation and maintenance of intelligent cubic parking garage and equipment.

As of December 31, 2024, the Company’s subsidiaries are as follows:

			Percentage of
			direct/indirect
	Date of	Jurisdiction of	Economic
Subsidiaries	Incorporation	Formation	Ownership
Hua Chen Intelligent Technology Co., Limited (“Huachen HK”)	December 22, 2021	Hong Kong	100.00%
Huachen AI Technology (Zhejiang) Co., Ltd (“Hua Chen WFOE”)	October 18, 2022	Zhejiang	100.00%
Zhejiang Huachen Technology Co., Ltd (“Zhejiang Hua Chen Tech”)	June 14, 2005	Zhejiang	90.02%
Shanghai Tiandidaochuan Parking Equipment Manufacturing Co., Ltd (“Shanghai TD Manufacturing”)	February 11, 2004	Shanghai	74.63%
Shanghai Tiandiricheng Parking Lots Management Co., Ltd (“Shanghai TD Parking”)	July 27, 2012	Shanghai	74.63%
Zhejiang Tiandidaochuan Parking Equipment Co., Ltd (“Zhejiang TD Parking”)	November 7, 2017	Zhejiang	74.63%
Shanghai Yufeng Information Technology Co., Ltd (“Shanghai Yufeng”)	November 16, 2016	Shanghai	74.63%
Shanghai Tiandi Puji Parking Management Co., Ltd (“Shanghai TP Parking”)	April 1, 2015	Shanghai	74.63%
Shanghai Tiandi Daochuan Parking Equipment Installation Co., Ltd (“Shanghai TD Installation”)	March 18, 2008	Shanghai	74.63%
Zhejiang Xinfeng Trade Co., Ltd (“Zhejiang Xinfeng”)	February 7, 2024	Zhejiang	74.63%

The Company, through a series of transactions which are accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent of its subsidiaries. The reorganization involved: the formation of the Company’s wholly-owned subsidiary-Huachen HK and Huachen HK’s wholly owned subsidiary — Hua Chen WFOE.

Before and after the reorganization, the Company, together with its subsidiaries, is effectively controlled by the same shareholders, and therefore the reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.